Expense Example, No Redemption (Growth Portfolio Annuity)	Growth Portfolio Growth Portfolio - Growth Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	44
3 YEAR	138
5 YEAR	241
10 YEAR	542